UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 E. Financial Way, Ste.
                                         100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

Bramshill Income Performance Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONVERTIBLE & INCOME                                                              Agenda Number:  935051603
--------------------------------------------------------------------------------------------------------------------------
        Security:  018828707
    Meeting Type:  Annual
    Meeting Date:  11-Jul-2019
          Ticker:  NCVPRA
            ISIN:  US0188287074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Trustee: Hans W. Kertess                      Mgmt          No vote

1b.    Election of Trustee: William B. Ogden, IV                 Mgmt          No vote

1c.    Election of Trustee: Sarah E. Cogan                       Mgmt          No vote

1d.    Election of Trustee: Thomas J. Fuccillo                   Mgmt          No vote

1e.    Election of Trustee: Erick R. Holt                        Mgmt          No vote

1f.    Election of Trustee: Alan Rappaport                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  935052605
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          No vote
       Frank J. Fabozzi                                          Mgmt          No vote
       Robert Fairbairn                                          Mgmt          No vote
       Henry Gabbay                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNICIPAL INCOME TRUST                                                            Agenda Number:  935052592
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248F109
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  BFK
            ISIN:  US09248F1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          No vote
       Cynthia L. Egan                                           Mgmt          No vote
       Robert Fairbairn                                          Mgmt          No vote
       Henry Gabbay                                              Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIHOLDINGS NY INSD FD INC                                                       Agenda Number:  935052554
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255C106
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  MHN
            ISIN:  US09255C1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          No vote
       Richard E. Cavanagh                                       Mgmt          No vote
       Cynthia L. Egan                                           Mgmt          No vote
       Robert Fairbairn                                          Mgmt          No vote
       Henry Gabbay                                              Mgmt          No vote
       R. Glenn Hubbard                                          Mgmt          No vote
       Catherine A. Lynch                                        Mgmt          No vote
       John M. Perlowski                                         Mgmt          No vote
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIVEST FUND INC                                                                 Agenda Number:  935052554
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253R105
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  MVF
            ISIN:  US09253R1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          No vote
       Richard E. Cavanagh                                       Mgmt          No vote
       Cynthia L. Egan                                           Mgmt          No vote
       Robert Fairbairn                                          Mgmt          No vote
       Henry Gabbay                                              Mgmt          No vote
       R. Glenn Hubbard                                          Mgmt          No vote
       Catherine A. Lynch                                        Mgmt          No vote
       John M. Perlowski                                         Mgmt          No vote
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIYIELD INSURED FUND                                                            Agenda Number:  935052554
--------------------------------------------------------------------------------------------------------------------------
        Security:  09254E103
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  MYI
            ISIN:  US09254E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          No vote
       Richard E. Cavanagh                                       Mgmt          No vote
       Cynthia L. Egan                                           Mgmt          No vote
       Robert Fairbairn                                          Mgmt          No vote
       Henry Gabbay                                              Mgmt          No vote
       R. Glenn Hubbard                                          Mgmt          No vote
       Catherine A. Lynch                                        Mgmt          No vote
       John M. Perlowski                                         Mgmt          No vote
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE INSD. MUN BD FD                                                                 Agenda Number:  935045080
--------------------------------------------------------------------------------------------------------------------------
        Security:  27827X101
    Meeting Type:  Annual
    Meeting Date:  18-Jul-2019
          Ticker:  EIM
            ISIN:  US27827X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas E. Faust Jr.                                       Mgmt          No vote
       Cynthia E. Frost                                          Mgmt          No vote
       Scott E. Wennerholm                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935122894
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  09-Mar-2020
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Robert F. Keith                                           Mgmt          No vote

2      If properly presented at the Meeting, a                   Shr           No vote
       shareholder proposal to terminate all
       investment advisory and management
       agreements pertaining to the Fund.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935061921
--------------------------------------------------------------------------------------------------------------------------
        Security:  46138E404
    Meeting Type:  Special
    Meeting Date:  19-Aug-2019
          Ticker:  PCEF
            ISIN:  US46138E4044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronn R. Bagge                                             Mgmt          No vote
       Todd J. Barre                                             Mgmt          No vote
       Kevin M. Carome                                           Mgmt          No vote
       E. P. Giambastiani, Jr.                                   Mgmt          No vote
       Victoria J. Herget                                        Mgmt          No vote
       Marc M. kole                                              Mgmt          No vote
       Yung Bong Lim                                             Mgmt          No vote
       Joanne Pace                                               Mgmt          No vote
       Gary R. Wicker                                            Mgmt          No vote
       Donald H. Wilson                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935062151
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2019
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a     DIRECTOR
       Cynthia Hostetler                                         Mgmt          No vote
       Eli Jones                                                 Mgmt          No vote
       Ann Barnett Stern                                         Mgmt          No vote
       Raymond Stickel, Jr.                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935128620
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  20-Mar-2020
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Robert D.                   Mgmt          Against                        Against
       Agdern

1.2    Election of Class I Director: Carol L.                    Mgmt          Against                        Against
       Colman, CFA

1.3    Election of Class I Director: Daniel P.                   Mgmt          Against                        Against
       Cronin

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP ("PwC") as
       independent registered public accountants
       of the Fund for the fiscal year ended
       September 30, 2020.

3.     A non-binding proposal put forth by Saba                  Shr           For                            Against
       Capital Management, L.P. regarding a
       self-tender offer, if properly presented
       before the Meeting.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  935139382
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2020
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       John K. Nelson                                            Mgmt          No vote
       Terence J. Toth                                           Mgmt          No vote
       Robert L. Young                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935059748
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2019
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          No vote
       Carole E. Stone                                           Mgmt          No vote
       Margaret L. Wolff                                         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935062151
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132C107
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2019
          Ticker:  VMO
            ISIN:  US46132C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a     DIRECTOR
       Cynthia Hostetler                                         Mgmt          No vote
       Eli Jones                                                 Mgmt          No vote
       Ann Barnett Stern                                         Mgmt          No vote
       Raymond Stickel, Jr.                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935062151
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131J103
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2019
          Ticker:  VKQ
            ISIN:  US46131J1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a     DIRECTOR
       Cynthia Hostetler                                         Mgmt          No vote
       Eli Jones                                                 Mgmt          No vote
       Ann Barnett Stern                                         Mgmt          No vote
       Raymond Stickel, Jr.                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935062151
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131M106
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2019
          Ticker:  VGM
            ISIN:  US46131M1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a     DIRECTOR
       Cynthia Hostetler                                         Mgmt          No vote
       Eli Jones                                                 Mgmt          No vote
       Ann Barnett Stern                                         Mgmt          No vote
       Raymond Stickel, Jr.                                      Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E Kashmerick
Name                 Christopher E Kashmerick
Title                President
Date                 08/20/2020